Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts Payable and Accrued Liabilities	Accounts Payable and Accrued Liabilities

	December 31, 2021	December 31, 2020
Trade suppliers	$24,012	$14,480
Payroll and labour related liabilities	26,248	17,914
Value added tax and other tax payable	9,664	9,365
Other accrued liabilities	6,622	5,484
	$66,546	$47,243